Revenues	3 Months Ended
Mar. 31, 2026
Revenue Recognition [Abstract]
Revenues
Note 4. Revenues
Disaggregation of Revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' location) and revenue type for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
	(U.S. $ in thousands)
Americas*
Systems	$14,349	$16,541
Consumables	31,225	34,181
Services	32,587	30,706
Total Americas	78,161	81,428

EMEA
Systems	11,264	10,022
Consumables	20,082	19,060
Services	7,496	7,613
Total EMEA	38,842	36,695

Asia Pacific
Systems	3,173	4,609
Consumables	8,661	9,382
Services	3,860	3,932
Total Asia Pacific	15,694	17,923

Total Revenues	$132,697	$136,046
*Revenues in the United States for the three months ended March 31, 2026 and 2025 amounted to $75.0 million and $76.8 million, respectively, and are included under the Americas region in the above table.
The following table presents the Company’s revenues disaggregated based on the timing of revenues recognition (at a specific point in time or over the course of time) for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$88,754	$93,795
Services	11,836	12,615
Total revenues recognized in point in time	100,590	106,410

Revenues recognized over time from:
Services	32,107	29,636
Total revenues recognized over time	32,107	29,636

Total Revenues	$132,697	$136,046
Contract Assets and Contract Liabilities
Contract assets are recorded when the Company's right to consideration is conditioned on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2026 and December 31, 2025.
Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of March 31, 2026 and December 31, 2025 were as follows:

	March 31, 2026	December 31, 2025
	(U.S. $ in thousands)
Deferred revenues *	$69,701	$66,897
*Includes $18.3 million and $19.1 million under long-term deferred revenues in the Company's consolidated balance sheets as of March 31, 2026 and December 31, 2025, respectively.
Revenue recognized in 2026 that was included in deferred revenues balance as of December 31, 2025 was $16.8 million for the three months ended March 31, 2026.
Remaining Performance Obligations
Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2026, the total RPO amounted to $96.8 million. The Company expects to recognize $69.6 million of this RPO during the next 12 months, $13.4 million over the subsequent 12 months and the remaining $13.8 million thereafter.
Incremental Costs of Obtaining a Contract
Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2026 and December 31, 2025, the deferred commissions amounted to $8.4 million and $8.8 million, respectively and are presented under Other current assets and Other non-current assets.